[AXA EQUITABLE LOGO]

Julie Collett

Senior Director and

Counsel

(303) 902-9135 or

(212) 314-3017

February 6, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Form N-4 Registration Statement

Accumulator® Select

Separate Account No. 49

File No. 333-31131 and 811-07659

CIK #0001015570

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing herewith a prospectus supplement (“Supplement”), pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 76 and Amendment No. 427 (“Amendment”) to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-31131 and 811-07659 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. 49 (“Separate Account”) of AXA Equitable.

This Supplement describes an offer we intend to make to contract owners in connection with certain guaranteed benefits offered by the contract. More specifically, AXA Equitable is offering contract owners a special credit amount in return for terminating the guaranteed minimum income benefit (and guaranteed minimum death benefit, protection plus benefit, and the availability of the standard death benefit). Contract owners are not required to accept the offer or take any other action under the contract. If the contract owner does not accept either offer, his or her contract will continue unchanged.

Contract owners that accept the offer to terminate their guaranteed benefits and the availability of the standard death benefit may choose to remain invested in their contract, or if they do not want to remain invested in their contract without the Guaranteed Minimum Income Benefit, Guaranteed Minimum Death Benefit, Protection Plus, may generally choose to: (i) terminate the contract and receive the increased account value; (ii) transfer all or part of the contract’s increased account value to another investment product; (iii) exchange the contract for another annuity contract issued by an insurance company of the owner’s choice; or (iv) transfer or exchange the contract for a New Contract (Structured Capital Strategies® 16 Series C or Series ADV contract, Investment Edge® 15.0 Investment Edge® Select or Investment Edge® 15.0 ADV contract). Exchanges from existing contracts into a New Contract are designed to comply with the Rule 11a-2 of the Investment Company Act of 1940. The exchange offer program is described in Appendix II to the Supplement.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the Guaranteed Minimum Income Benefit, Guaranteed Minimum Death Benefit and Earnings Enhancement Benefit Offer Supplement Dated November 2, 2015 as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this Supplement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Guaranteed Minimum Income Benefit, Guaranteed Minimum Death Benefit and Earnings Enhancement Benefit Offer Supplement filed via EDGAR on October 30, 2015 (“2015 Accumulator Buyout Offer”).

The principal differences between the current offer contained in the Supplement and 2015 Accumulator Buyout Offer are:

•	eliminating the partial buyout option;

•	replacing the term Earnings Enhancement Benefit with Protection Plus Benefit in order to be consistent with contract language;

•	updating the examples to reflect the characteristics of the impacted contract owners and current environment; and

•	updating the contracts available through the Exchange Offer Program described in Appendix II.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned if there are any questions in connection with this matter.

Very truly yours,

/s/ Julie Collett
Julie Collett